Taxation	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Taxation
Note 10: Taxation
The components of tax expense for 2023 and 2022 are as follows:

	Year ended December 31,

	2023	2022
Current tax expense	805	339
Deferred tax benefit	(388)	(80)
Total tax expense	417	259
Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2023 and 2022 are as follows:

	Year ended December 31,

	2023	2022
Included in Other comprehensive income (loss)
Deferred tax benefit on remeasurement on defined benefit pension plans	-	(43)
Included in Equity
Deferred tax expense on share-based payments	3	28
Current tax benefit on share-based payments	(6)	(4)

Items affecting tax ex
pe
nse for 2023 and 2022
In 2023, tax expense included $253 million of tax expense (2022 - $124 million of tax benefits) related to the Company’s earnings or losses in equity method investments and $31 million of tax benefits (2022 - $80 million of tax expense) related to other finance costs or income. Tax expense in 2023 also included benefits of $100 million from the remeasurement of deferred tax balances due to changes in applicable statutory tax rates (primarily outside of the U.S.), $82 million from the release of tax reserves due to the settlement of a tax audit and the lapse in statutes of limitation, as well as $77 million of expense related to the sale of a majority stake in Elite. Tax expense in 2022 also
included a charge of $64 million to reflect the Company’s intention to settle a tax dispute with a tax loss carryforward that had been previously recognized as a deferred tax asset on its balance sheet.
 The settlement was executed in 2023 per the Company’s intention.
Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% to the tax expense for 2023 and 2022:

	Year ended December 31,

	2023	2022
Income before tax	3,063	1,650
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	812	437
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(314)	(226)
Tax losses for which no benefit is recognized	10	77
Net non-taxable foreign exchange and other gains and losses	35	(86)
Tax expense (benefit) on changes in statutory intercompany investment values	17	(50)
(Recognition) derecognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(17)	50
Provision for uncertain tax positions	(26)	30
(Recognition) derecognition of tax assets that arose in prior years	(16)	68
Recognition of tax attributes of foreign subsidiaries	(6)	(29)
Impact of changes in tax laws and rates	(100)	(13)
Research and development credits	(12)	(13)
Other adjustments related to prior years	24	6
Withholding taxes	5	4
Other differences	5	4
Total tax expense	417	259
The Company’s

2023 effective income tax rate on earnings from continuing operations was
13.6
% (2022 –
15.7
%). The effective income tax rate in both years was lower than the Canadian corporate income tax rate due significantly to the lower tax rates and differing tax rules applicable to certain of the Company’s operating and financing subsidiaries outside Canada. The Company’s effective tax rate depends on the laws of numerous countries and the provisions of multiple income tax conventions between various countries in which the Company operates. A
1
% increase in the effective income tax rate would have increased 2023 income tax expense and decreased earnings from continuing operations by approximately $
31
 million.
In December 2021, the Organization for Economic Cooperation and Development (“OECD”) published rules that are designed to ensure that large multinational enterprises within the scope of the rules pay a minimum level of tax in each jurisdiction where they operate. In general, the rules (hereinafter referred to as the “Pillar Two model rules” or “the rules”) apply a system of top-up
taxes to bring the enterprise’s effective tax rate in each jurisdiction to a minimum of
15%.
The Company has applied a temporary, mandatory relief from accounting and disclosure of the deferred tax impacts of the Pillar Two model rules (see note 1). The Company has not incurred any current tax expense related to the rules.

The enactment and implementation of the Pillar Two model rules requires each participating jurisdiction to pass laws pursuant to its legislative process. Based on the OECD’s guidance, a number of jurisdictions have enacted such legislation, and the Company expects that others will follow in 2024. In general, the Company expects most legislation to be effective as of January 1, 2024, regardless of the enactment dates. The Company expects most of its top-up
tax to arise on earnings generated in Switzerland, where its effective tax rate was approximately
 11.5%
in 2023. If the Pillar Two model rules had been in effect for 2023, the Company’s consolidated effective tax rate would have increased by approximately
 200 basis points.